Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended			3 Months Ended					3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010 Converged Messaging Services	Dec. 31, 2011 Collateral for Letter of Credit	Mar. 31, 2013 Deposits on Leased Facilities	Dec. 31, 2012 Deposits on Leased Facilities	Dec. 31, 2011 Deposits on Leased Facilities	Dec. 31, 2010 Property and equipment Converged Messaging Services	Dec. 31, 2010 Intangible Assets Converged Messaging Services	Dec. 31, 2012 Order Management Services Minimum Carrier Services	Dec. 31, 2012 Order Management Services Maximum Carrier Services	Dec. 31, 2012 Licensed Order Management Services Minimum	Dec. 31, 2012 Licensed Order Management Services Maximum	Dec. 31, 2012 DNS Services Minimum Enterprise Services	Dec. 31, 2012 DNS Services Maximum Enterprise Services	Dec. 31, 2012 Internet Domain Registry Services Minimum Enterprise Services	Dec. 31, 2012 Internet Domain Registry Services Maximum Enterprise Services	Dec. 31, 2012 Common Short Code Services Minimum Enterprise Services	Dec. 31, 2012 Common Short Code Services Maximum Enterprise Services	Dec. 31, 2012 Acquired Technology and Software Development Minimum	Dec. 31, 2012 Acquired Technology and Software Development Maximum	Dec. 31, 2012 North American Portability Management LLC Contract	Dec. 31, 2011 North American Portability Management LLC	Dec. 31, 2010 North American Portability Management LLC	Dec. 31, 2009 North American Portability Management LLC	Dec. 31, 2011 North American Portability Management LLC Additional	Dec. 31, 2010 North American Portability Management LLC Additional
Significant Accounting Policies [Line Items]
Restricted cash			$ 2,500,000	$ 10,300,000			$ 9,200,000	$ 2,500,000	$ 2,500,000	$ 1,100,000
Revenue Recovery Collections (RRC) fee																									0.65%			0.75%
Accrued Revenue Recovery Collections (RRC) fees			2,621,000	2,441,000																					2,600,000	2,400,000
Allowance for doubtful accounts	3,013,000		2,161,000	1,942,000
Bad debt expense	1,575,000	702,000	4,086,000	2,596,000	2,600,000
Impairment of long-lived assets					8,495,000	8,500,000					7,900,000	600,000
Estimated useful lives																							3 years	5 years
Capitalized costs related to internal use software			30,300,000	28,600,000
Amortization expense related to internal use software			24,100,000	17,300,000	15,200,000
Number of contracts with North American Portability Management LLC (NAPM)																									7
Contracts, annual base fee																									410,700,000	385,600,000	362,100,000
Contracts, base fee price escalator																									6.50%
Contracts, fixed credit																										5,000,000	25,000,000
Fee recognition terms																									The Company determines the fixed and determinable fee under these contracts on an annual basis at the beginning of each year and recognizes this fee in its Carrier Services operating segment on a straight-line basis over twelve months.
Contracts, fixed and determinable fee																									410,700,000	365,600,000	322,100,000
Contracts, additional credit																													15,000,000	15,000,000
Contracts, additional credit earned by customers																													15,000,000	15,000,000
Contract revenue																									418,200,000	374,400,000	337,100,000
Contract Term													1 year	3 years	3 months	2 years	1 year	3 years	1 year	10 years	3 months	12 months
Advertising expense			12,700,000	6,600,000	6,700,000
Excess tax benefits as a financing cash inflow	3,213,000	6,533,000	9,041,000	4,541,000	1,613,000
Likelihood of dispute being realized with taxing authority			It is more likely than not (i.e., a probability of greater than 50 percent) that the tax position would be sustained as filed. If a position is determined to be more likely than not of being sustained, the reporting enterprise should recognize the largest amount of tax benefit that is greater than 50 percent likely of being realized upon ultimate settlement with the taxing authority.
Comprehensive income	$ 33,733,000	$ 33,743,000	$ 156,078,000	$ 160,209,000	$ 106,528,000